OTHER ACCRUED LIABILITIES - Schedule of Other Accrued Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement indemnities	€ 2,382	€ 2,665
Provision for warranty costs	252	368	€ 370
Accruals for payroll and associated taxes	944	734
Conditional government advances	463	1,097
Value added tax payable	463	420
Advances received from customers	225	551
Provision for Asset Retirement Obligation (Japan)	109	113
Others	353	477
Total	5,289	6,494
Less non-current portion	(2,534)	(3,720)
Current portion	2,755	2,774
KOREA
Provision for employee termination indemnities	€ 97	€ 69